Global Bond Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N -
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

	Shares	Market
	($000)	Value
Investment Companies (100.0%)
U.S. Bond Fund (70.0%)
Vanguard Variable Insurance Funds — Total Bond Market Index Portfolio	23,468,579	298,755

International Bond Fund (30.0%)
Vanguard Total International Bond Index Fund Admiral Shares	5,506,891	127,980
Total Investment Companies (Cost $409,442)		426,735
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.117% (Cost $211)	2,113	211
Total Investments (100.0%) (Cost $409,653)		426,946
Other Assets and Liabilities -Net (0.0%)		(90)
Net Assets (100%)		426,856
Cost is in $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2020, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Global Bond Index Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

	Dec. 31,		Proceeds					September
	2019		from	Realized	Change in		Capital Gain	30, 2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	12	NA1	NA1	—	—	1	—	211
Vanguard Total
International Bond Index
Fund	69,689	72,792	17,284	987	1,796	880	—	127,980
Vanguard Variable
Insurance Funds — Total
Bond Market Index
Portfolio	162,411	162,443	36,969	3,811	7,059	6,865	—	298,755
Total	232,112	235,235	54,253	4,798	8,855	7,746	—	426,946

1 Not applicable —purchases and sales are for temporary cash investment purposes.